STOCK OPTION PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
14.	STOCK OPTION PLANS

2008 Stock Plan

The Company’s Board of Directors approved the 2008 Stock Plan (the “Plan”). Under the Plan, the Company may grant up to 38,242,127 options, including 10,000,000 the Board added to the plan in January, of incentive stock options, nonqualified stock options, or stock awards to eligible persons, including employees, nonemployees, members of the Board of Directors, consultants, and other independent advisors who provide services to the Company. In general, options are granted with an exercise price equal to the fair value of the underlying common stock on the date of the grant. Options granted typically have a contractual life of 10 years and vest over periods ranging from being fully vested as of the grant date to four years.

The following table is a summary of activity under the Plan:

			Outstanding Options Common
	Common Stock options outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance – December 31, 2013	6,941,288	0.05	9.0
Options granted (weighted-average fair value of $0.057)
Employee	8,200,000	0.08	10.0
Non-Employee	3,154,839	0.08	10.0
Options cancelled	—	—	—
Options Exercised	—	—	—
Balance –March 31, 2014	18,296,127	0.07	9.5

Options vested as of March31, 2014	8,774,622

The 8,200,000 shares granted to Employees include 8,000,000 shares granted to the Company’s new Chief Financial Officer (See Note, Subsequent Events), 4,000,000 of which are time-based and vest 25 percent upon grant and 1/36 per month thereafter during continued service; 2,000,000 of which are performance-based and vest upon continued service and achievement of a specific goal; and 2,000,000 of which are market-based and vest upon continued service and the Company’s achievement of certain stock price targets. All of the 8,000,000 shares are at an exercise price of $0.0775 and were granted on March 31, 2014.

During the three months ended March 31, 2014, the Company granted stock options and awards that were greater than the shares authorized, resulting in a deficit of shares available in the Plan of 3,231,221 as of March 31, 2014. The Company expects the Board of Directors will authorize additional shares for the Plan by June 2014 to offset the deficit.

 2012 Preferred Stock Plan

In July 2012, our Board of Directors adopted a new stock plan, the Management, Employee, Advisor and Director Preferred Stock Option Plan – 2012 Series B Convertible Preferred Stock Plan (“Preferred Stock Plan”). The purposes of the Preferred Stock Plan are to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to Management, Employees, Advisors and Directors and to promote the success of our business. These options currently vest over two or three years and cannot be converted into common shares or sold for two years from the date of the Designation of the Series B Preferred shares. Each share of Series B Preferred stock converts into fifty shares of common stock. The following table is a summary of activity under the Preferred Stock Plan:

			Outstanding Preferred Options
	Preferred Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance – December 31, 2013	2,287,500	0.47	8.5
Preferred options cancelled	—	—	—
Preferred options granted (weighted-average fair value of $1.61)
Employee	200,000	2.21	9.8
Non-Employee	—	—	—
Balance – March 31, 2014	2,487,500	0.61	8.6

Preferred options vested as of March 31, 2014	1,482,161

Convertible preferred stock, $0.001 par value — 10,000,000 shares authorized, Series B, $0.001 par value:

As of March 31, 2014, Convertible preferred stock, $0.001 par value — 10,000,000 shares authorized, Series B, $0.001 par value, indicates 3,000,000 shares designated, but the Company’s Form 10-K for the year ended December 31, 2013 indicates 2,500,000 shares designated. The Company’s Form 10-K for the year ended December 31, 2013, did not include the increase of 500,000 designated shares approved by the Board of Directors on November 20, 2013. This oversight has no effect on any of the financial information presented in the Company’s Form 10-K for the year ended December 31, 2013.

Stock-based compensation expense for all plans is classified in the statements of operations as follows:

	Three Months Ended March 31,
	2014	2013
Research and development	$78	$282
General and administrative	124	226
Total	$202	$508

At March 31, 2014, there was a total of approximately $1,043 of unrecognized compensation cost, net of  estimated forfeitures of zero, as the Company has not experienced any forfeitures to date, related to non-vested stock option awards, which is expected to be recognized over a weighted-average period of approximately 2.5 years.

The fair value of the Company’s stock-based awards during the three months ended March 31, 2014 and 2013 were estimated using the Black-Scholes option-pricing model with the following assumptions:

	Three Months Ended March 31,
	2014	2013
Weighted-average volatility	89.2%	108.0%
Weighted-average expected term	5	5
Expected dividends	0%	0%
Risk-free investment rate	1.65%	0.5%

14.	Stock option plan

2008 Stock Plan

The Company’s Board of Directors approved the 2008 Stock Plan (the “Plan”). Under the Plan, the Company may grant up to 28,242,127 shares of incentive stock options, nonqualified stock options, or stock awards to eligible persons, including employees, nonemployees, members of the Board of Directors, consultants, and other independent advisors who provide services to the Company. In general, options are granted with an exercise price equal to the fair value of the underlying common stock on the date of the grant. Options granted typically have a contractual life of 10 years and vest over periods ranging from being fully vested as of the grant date to four years.

The following table is a summary of activity under the Plan:

	Common stock options	Weighted Average	Outstanding Options Common Weighted Average Remaining
	outstanding	Exercise Price	Contractual Term
Balance – December 31, 2011	9,206,247	0.02	6.4
Options granted (weighted-average fair value of $0.
Employee	—	—	—
Non-Employee	—	—	—
Options cancelled	—	—	—
Options Exercised	(7,377,221)	0.02	—
Balance – December 31, 2012	1,829,026	0.02	6.4
Options granted (weighted-average fair value of $0.52
Employee	776,924	0.05	9.2
Non-Employee	5,746,155	0.05	9.2
Options cancelled	(1,210,817)	—	—
Options Exercised	(200,000)	—	—
Balance – December 31, 2013	6,941,288	0.05	9.0

Options vested December 31, 2013	6,891,288

The amount of awards available to grant under the Plan is 623,618 as of December 31, 2013.

Title

2012 Preferred Stock Plan

In July 2012, our Board of Directors adopted a new stock plan, the Management, Employee, Advisor and Director Preferred Stock Option Plan – 2012 Series B Convertible Preferred Stock Plan (“Preferred Stock Plan”). The purposes of the Preferred Stock Plan are to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to Management, Employees, Advisors and Directors and to promote the success of our business. Certain current and former Management, Employees, Advisors and Directors were awarded a total of 1,248,000 options to purchase Series B Preferred shares on July 15, 2012, and an additional 1,200,000 options on November 4, 2012. These options currently vest over four years and cannot be converted into common shares or sold for two years from the date of the Designation of the Series B Preferred shares. Each share of Series B Preferred stock converts into fifty shares of common stock. The following table is a summary of activity under the Preferred Stock Plan:

	Preferred Stock Options	Weighted Average	Outstanding Preferred Options Weighted Average Remaining
	Outstanding	Exercise Price	Contractual Term
Balance – December 31, 2011	—	—	—
Preferred options granted (weighted-average fair value of $0.0237)
Employee	2,287,500	0.4742	9.5
Non-Employee	160,500	0.225	9.8
Balance – December 31, 2012	2,448,000	0.4578	9.6
Preferred options cancelled	(160,500)	0.225	9.8
Balance – December 31, 2013	2,287,500	0.4742	8.5

Preferred options vested at December 31, 2012	1,318,359

The amount of awards available to grant under the Plan is 712,500 as of December 31, 2013.

Stock-based compensation expense for all plans for the years ended December 31, and 2013 and 2012, is classified in the statements of operations as follows:

	Year ended December 31, 2013	Year ended December 31, 2012
Research and development	$337,494	$101,566
General and administrative	406,195	282,038
Total	$743,689	$383,604

At December 31, 2013, there was a total of $443,849 of unrecognized compensation cost — net of estimated forfeitures, related to non-vested stock option awards, which is expected to be recognized over a weighted-average period of approximately 2.0 years.

The fair value of the Company’s stock-based awards during the twelve months ended December 31, 2013 and 2012 were estimated using the following assumptions:

	Year Ended December 31,	Year Ended December 31,
	2013	2012
Weighted-average volatility	90.0%	108.0%
Weighted-average expected term	5	5
Expected dividends	0%	0%
Risk-free investment rate	2%	0.5%
Expected forfeiture rate	0%	0%